CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2021
Construction Contracts [Abstract]
CONTRACTS IN PROGRESS	CONTRACTS IN PROGRESS
A summary of the company’s contracts in progress is presented below:

(US$ MILLIONS)	2021	2020	2019
Contract costs incurred to date	$21,290	$26,351	$22,911
Profit recognized to date (less recognized losses)	1,760	1,467	1,833
	23,050	27,818	24,744
Less: progress billings	(24,021)	(28,899)	(25,714)
Contract work in progress (liability)	$(971)	$(1,081)	$(970)
Comprising:
Amounts due from customers — work in progress (1)	$427	$481	$498
Amounts due to customers — creditors (2)	(1,398)	(1,562)	(1,468)
Net work in progress	$(971)	$(1,081)	$(970)
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(1)The change in the balance from December 31, 2020 was due to billed amounts of $6,416 million, additions to work in progress of $6,372 million, acquisitions through business combinations of $1 million, dispositions of $nil and the remaining $11 million due to foreign exchange changes.
(2)The change in the balance from December 31, 2020 was due to recognized revenue of $4,867 million, additions to work in progress of $4,713 million, acquisitions through business combinations of $nil, dispositions of $nil and the remaining $10 million due to foreign exchange changes.